Note 15 - Shareholders' Equity (Tables)	12 Months Ended
Oct. 31, 2019
Notes Tables
Schedule of Share Repurchases [Table Text Block]	<table border="0" cellpadding="0" cellspacing="0" class="finTable" style="margin-right: 10%; margin-left: 10%; width: 80%; font-size: 10pt; font-family: "Times New Roman", Times, serif; text-indent: 0px;"> <tbody> <tr style="vertical-align: bottom;"> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; width: 62%; border-bottom: thin solid rgb(0, 0, 0);"> Fiscal years ended October 31, </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td colspan="2" style="text-align: center; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> Shares repurchased </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; padding-bottom: 1px;"> </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td colspan="2" style="text-align: center; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> Cost </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; padding-bottom: 1px;"> </td> </tr> <tr style="vertical-align: bottom; background-color: rgb(204, 238, 255);"> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt;"> 2019 </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="width: 16%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;">351</td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;">$</td> <td style="width: 16%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;">1,573</td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;"> </td> </tr> <tr style="vertical-align: bottom; background-color: rgb(255, 255, 255);"> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt;"> 2018 </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="width: 16%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;">272</td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="width: 16%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;">1,557</td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;"> </td> </tr> <tr style="vertical-align: bottom; background-color: rgb(204, 238, 255);"> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt;"> 2017 </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="width: 16%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;">5,701</td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="width: 16%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;">18,122</td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;"> </td> </tr> </tbody> </table>